Related party transactions (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares
Related Party Transaction [Line Items]
Number of options granted	1,885,000		2,550,000
Director and Officer [Member]
Related Party Transaction [Line Items]
Due to related parties | $	$ 68,871		$ 80,874
Director and Officer [Member] | Stock Option One [Member]
Related Party Transaction [Line Items]
Number of options granted	400,000	900,000
Shares issued, price per share | (per share)	$ 0.22	$ 0.39		$ 0.30	$ 0.50